Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [Abstract]
Revenue from Advertisement	$ 111,996	$ 4,270,233	$ 475,528
Accrued income	1,406,015	2,365,013
Deferred revenue	3,458,753	4,536,370
Contract liability balance	$ 4,536,370	$ 3,150,431